JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 92.3% (a)
Alabama — 0.4%
Utility — 0.4%
The Lower Alabama Gas District, Gas Project Series 2016A, Rev., 5.00%, 9/1/2031	1,000	1,249

Alaska — 0.2%
Housing — 0.2%
Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	625	662

Arizona — 1.7%
Education — 0.7%
University of Arizona (The), Stimulus Plan for Economic and Educational Development
Series 2020A, Rev., 5.00%, 8/1/2025	250	300
Series 2020A, Rev., 5.00%, 8/1/2026	700	857
Series 2020A, Rev., 5.00%, 8/1/2027	750	941

		2,098

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Maricopa County Industrial Development Authority, HonorHealth Series 2019A, Rev., 5.00%, 9/1/2032	200	241

Water & Sewer — 0.9%
City of Tucson, Water System Rev., 5.00%, 7/1/2024	2,150	2,542

Total Arizona		4,881

California — 2.0%
Hospital — 0.2%
California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2026	410	485

Other Revenue — 1.3%
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/2027	3,000	3,371
State of California, Department of Veterans Affairs Series B, Rev., 3.50%, 12/1/2045	490	518

		3,889

Water & Sewer — 0.5%
Eastern Municipal Water District Financing Authority, Water and Wastewater System
Series 2020A, Rev., 5.00%, 7/1/2035	500	673
Series 2020A, Rev., 5.00%, 7/1/2036	500	669

		1,342

Total California		5,716

Colorado — 3.4%
Certificate of Participation/Lease — 0.3%
Aspen Fire Protection District
COP, 4.00%, 12/1/2034	200	236
COP, 4.00%, 12/1/2035	225	263
COP, 4.00%, 12/1/2036	350	408

		907

Education — 0.7%
Colorado Educational and Cultural Facilities Authority, University Corp. for Atmospheric Research Project
Rev., 4.00%, 9/1/2020	450	453
Rev., 5.00%, 9/1/2022	470	505
Colorado School of Mines Series A, Rev., (ICE LIBOR USD 1 Month + 0.50%), 0.62%, 7/1/2020 (b)	970	953

		1,911

General Obligation — 1.5%
Pueblo City Schools District No. 60 GO, 5.00%, 12/15/2031	3,000	4,061

Housing — 0.9%
Colorado Housing and Finance Authority Series 2020B, Rev., 3.75%, 5/1/2050	2,150	2,346
Colorado Housing and Finance Authority, Single Family Mortgage Series 2019F, Rev., GNMA COLL, 4.25%, 11/1/2049	290	323

		2,669

Total Colorado		9,548

Connecticut — 3.8%
Education — 1.7%
Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program
Series 2010A, Rev., 5.25%, 11/15/2023	1,560	1,591
Series A, Rev., 5.25%, 11/15/2024	1,500	1,530
Series 2019B, Rev., AMT, 5.00%, 11/15/2027	250	302
University of Connecticut Series 2019A, Rev., 5.00%, 11/1/2035	1,250	1,507

		4,930

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hospital — 0.1%
Connecticut State Health and Educational Facilities Authority, Yale New Haven Series B, Rev., 1.80%, 7/1/2024 (c)	225	233

Housing — 2.0%
Connecticut Housing Finance Authority, Home Mortgage Finance Program
Series D-1, Rev., 1.35%, 5/15/2022	175	178
Series D-1, Rev., 1.45%, 5/15/2023	1,020	1,043
Series D-1, Rev., 1.50%, 11/15/2023	1,220	1,252
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series 2020A-1, Rev., 3.50%, 11/15/2045	1,360	1,486
Series A-1, Rev., 4.00%, 11/15/2045	300	318
Series D, Subseries D-1, Rev., GNMA/FNMA/FHLMC, 4.00%, 11/15/2047	980	1,056
Subseries A-1, Rev., 4.00%, 11/15/2047	345	372

		5,705

Total Connecticut		10,868

Delaware — 1.0%
Hospital — 0.9%
Delaware State Health Facilities Authority, Beebe Medical Center Project Rev., 5.00%, 6/1/2034	2,200	2,556

Housing — 0.1%
Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	145	148

Total Delaware		2,704

District of Columbia — 1.0%
Transportation — 0.4%
Washington Metropolitan Area Transit Authority, Gross Transit Bonds Series 2017B, Rev., 5.00%, 7/1/2025	1,000	1,194

Water & Sewer — 0.6%
District of Columbia, Water and Sewer Authority, Public Utility, Subordinate Lien, Green Bonds Series A, Rev., 5.00%, 10/1/2045	1,500	1,771

Total District of Columbia		2,965

Florida — 8.3%
Certificate of Participation/Lease — 2.8%
Polk County School District, Master Lease Program Series 2019B, COP, 5.00%, 1/1/2026	515	628
School Board of Miami-Dade County (The) Series 2015D, COP, 5.00%, 2/1/2027	3,000	3,680
South Florida Water Management District COP, 5.00%, 10/1/2032	2,250	2,699
St. Johns County School Board Series 2019A, COP, 5.00%, 7/1/2031	570	756

		7,763

Hospital — 0.8%
Lee Memorial Health System Series 2019A-1, Rev., 5.00%, 4/1/2036	1,000	1,167
Palm Beach County Health Facilities Authority, Hospital, BRRH Corp., Obligated Group Rev., 5.00%, 12/1/2021 (d)	1,100	1,177

		2,344

Housing — 0.0% (e)
Florida Housing Finance Corp., Homeowner Mortgage, Special Program Series B, Rev., GNMA/FNMA/FHLMC, 4.50%, 1/1/2029	85	86

Industrial Development Revenue/Pollution Control Revenue — 0.3%
Broward County Fuel System, Fort Lauderdale Fuel Facilities LLC Project Series A, Rev., AMT, AGM, 5.00%, 4/1/2024	835	931

Other Revenue — 0.8%
Miami Beach Redevelopment Agency, Historic Convention Village Series A, Rev., 5.00%, 2/1/2027	2,000	2,306

Utility — 2.2%
City of Port St. Lucie, Utility Systems Rev., NATL-RE, 5.25%, 9/1/2024	5,000	5,987

Water & Sewer — 1.4%
Broward County, Water and Sewer Utility Series 2019A, Rev., 5.00%, 10/1/2038	3,000	3,875

Total Florida		23,292

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Georgia — 1.1%
Hospital — 0.6%
Columbus Medical Center Hospital Authority, Piedmont Healthcare Series 2019B, Rev., 5.00%, 7/1/2029 (c)	500	603
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project Series A, Rev., 5.00%, 2/15/2026	860	1,014

		1,617

Housing — 0.5%
Georgia Housing and Finance Authority, Single Family Mortgage
Series A, Rev., 4.00%, 12/1/2047	530	569
Series B, Rev., 4.00%, 12/1/2047	990	1,067

		1,636

Total Georgia		3,253

Guam — 0.3%
Water & Sewer — 0.3%
Guam Government Waterworks Authority, Water and Wastewater System (Guam)
Rev., 5.00%, 7/1/2023	375	401
Rev., 5.00%, 7/1/2024	300	327

		728

Total Guam		728

Illinois — 3.6%
General Obligation — 1.8%
Peoria City School District No. 150 Series 2020A, GO, AGM, 4.00%, 12/1/2027	505	598
Will County Forest Preserve District, Limited Tax
GO, 5.00%, 12/15/2035	1,170	1,472
GO, 5.00%, 12/15/2036	1,460	1,830
GO, 4.00%, 12/15/2037	1,000	1,163

		5,063

Hospital — 0.1%
Illinois Finance Authority, Healthcare Enterprises, Inc. Series C, Rev., 5.00%, 3/1/2033	365	422

Housing — 1.1%
City of Aurora, Single Family Mortgage
Series B, Rev., GNMA/FNMA/FHLMC, 5.45%, 12/1/2039	92	92
Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.50%, 12/1/2039	105	106
Illinois Housing Development Authority Series C, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 10/1/2049	1,935	2,136
Illinois Housing Development Authority, Homeowner Mortgage Series C, Rev., 3.50%, 8/1/2046	755	801

		3,135

Other Revenue — 0.6%
Southwestern Illinois Development Authority, Southwestern Flood Prevention District Council Project
Rev., 5.00%, 4/15/2026	250	308
Rev., 5.00%, 4/15/2027	365	460
Rev., 5.00%, 4/15/2028	390	503
Rev., 5.00%, 4/15/2029	290	381

		1,652

Total Illinois		10,272

Indiana — 3.5%
Hospital — 0.7%
Indiana Health Facility Financing Authority, Ascension Health Credit Group Series A-1, Rev., 5.00%, 11/15/2034	1,670	1,949

Housing — 0.4%
Indiana Housing and Community Development Authority, Home First Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2028	70	72
Indiana Housing and Community Development Authority, Single Family Mortgage Series 2020A, Rev., 3.75%, 1/1/2049	1,000	1,097

		1,169

Industrial Development Revenue/Pollution Control Revenue — 0.8%
County of St. Joseph, Economic Development, St. Mary’s College Project Series A, Rev., 5.00%, 4/1/2026	1,880	2,172

Other Revenue — 1.1%
Indianapolis Local Public Improvement Bond Bank, Stormwater Project Series 2019F, Rev., 5.00%, 1/1/2037	2,500	3,212

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Water & Sewer — 0.5%
Indiana Finance Authority, First Lien Wastewater Utility, CWA Authority Project Series 2012A, Rev., 5.00%, 10/1/2030	1,250	1,382

Total Indiana		9,884

Iowa — 1.1%
Education — 0.5%
Iowa Student Loan Liquidity Corp. Series 2019B, Rev., AMT, 5.00%, 12/1/2029	300	363
Iowa Student Loan Liquidity Corp., Student Loan Series A, Rev., AMT, 5.00%, 12/1/2025	1,000	1,141

		1,504

Housing — 0.6%
Iowa Finance Authority, Single Family Mortgage-Backed Securities Program Series C, Rev., GNMA/FNMA/FHLMC, 3.50%, 1/1/2047	1,570	1,661

Total Iowa		3,165

Kentucky — 1.0%
Education — 0.2%
Kentucky Higher Education Student Loan Corp. Series A, Rev., AMT, 5.00%, 6/1/2020	515	515

Hospital — 0.8%
Louisville/Jefferson County Metropolitan Government, Health System, Norton Healthcare, Inc. Series 2020C, Rev., 5.00%, 10/1/2026 (c)	2,000	2,325

Total Kentucky		2,840

Louisiana — 0.3%
Housing — 0.0% (e)
East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program Series 2009A-2, Rev., GNMA/FNMA/FHLMC, 5.25%, 10/1/2039	8	8

Other Revenue — 0.3%
Louisiana Local Government Environmental Facilities and Community Development Authority, LCTCS Act 391 Project Rev., 5.00%, 10/1/2028	670	868

Total Louisiana		876

Maine — 0.4%
Housing — 0.2%
Maine State Housing Authority
Series A-1, Rev., AMT, 4.50%, 11/15/2028	80	83
Series B, Rev., AMT, 4.00%, 11/15/2043	75	78
Series A, Rev., 4.00%, 11/15/2045	525	557

		718

Other Revenue — 0.2%
City of Portland, General Airport Rev., 5.00%, 1/1/2031	370	464

Total Maine		1,182

Maryland — 1.1%
Housing — 0.4%
Montgomery County Housing Opportunities Commission, Single Family Mortgage Series 2017A, Rev., 4.00%, 7/1/2048	1,150	1,237

Other Revenue — 0.7%
County of Baltimore, Mcdonogh School Facility
Series 2019B, Rev., 3.00%, 9/1/2024	320	335
Series 2019B, Rev., 3.00%, 9/1/2025	475	496
County of Baltimore, Riderwood Village, Inc. Project
Rev., 4.00%, 1/1/2032	475	518
Rev., 4.00%, 1/1/2033	600	650

		1,999

Total Maryland		3,236

Massachusetts — 5.1%
Education — 0.8%
Massachusetts Educational Financing Authority, Education Loan Rev., AMT, 5.00%, 7/1/2021	1,000	1,034
Massachusetts Health and Educational Facilities Authority, Massachusetts Institute of Technology Series L, Rev., 5.25%, 7/1/2033	820	1,206

		2,240

Housing — 0.6%
Massachusetts Housing Finance Agency, Single Family Housing
Series 169, Rev., 4.00%, 12/1/2044	125	131
Series 183, Rev., 3.50%, 12/1/2046	245	258
Series 214, Rev., GNMA/FNMA/FHLMC, 3.75%, 12/1/2049	1,250	1,369

		1,758

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Water & Sewer — 3.7%
Massachusetts Clean Water Trust (The), Pool Program Rev., 5.25%, 8/1/2024	3,000	3,602
Massachusetts Water Resources Authority
Series B, Rev., AGM, 5.25%, 8/1/2028	3,000	4,059
Series B, Rev., AGM, 5.25%, 8/1/2029	2,000	2,773

		10,434

Total Massachusetts		14,432

Michigan — 0.9%
Education — 0.2%
Eastern Michigan University Series A, Rev., 5.00%, 3/1/2030	575	687

Housing — 0.3%
Michigan State Housing Development Authority, Single Family Mortgage Series B, Rev., AMT, 3.50%, 6/1/2047	760	806

Industrial Development Revenue/Pollution Control Revenue — 0.4%
Michigan Strategic Fund, The Detroit Edison Company Pollution Control Bonds Project Series CC, Rev., 1.45%, 9/1/2021 (c)	570	574
Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone Rev., 5.00%, 12/1/2020	380	380

		954

Total Michigan		2,447

Minnesota — 2.1%
Education — 0.1%
Minnesota Office of Higher Education, Supplemental Student Loan Program Rev., AMT, 5.00%, 11/1/2027	300	371

General Obligation — 0.0% (e)
State of Minnesota Series A, GO, 5.00%, 10/1/2021 (d)	35	37

Hospital — 0.5%
City of Rochester, Health Care Facilities, Mayo Clinic Series B, Rev., 5.00%, 11/15/2029	965	1,280

Housing — 1.5%
Dakota County Community Development Agency, Single Family Mortgage, Mortgage-Backed Securities Program
Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2035	125	127
Series A, Rev., GNMA/FNMA/FHLMC, 5.13%, 12/1/2040	110	111
Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs
Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	49	50
Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	220	222
Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 7/1/2034	45	46
Minnesota Housing Finance Agency, Non Profit Housing, State Appropriation
Rev., 5.25%, 8/1/2024	1,015	1,073
Rev., 5.25%, 8/1/2025	1,070	1,132
Rev., 5.25%, 8/1/2026	825	872
Minnesota Housing Finance Agency, Residential Housing Finance
Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 7/1/2040	50	51
Series B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 4.00%, 7/1/2047	650	694

		4,378

Total Minnesota		6,066

Mississippi — 0.8%
Hospital — 0.2%
Mississippi Hospital Equipment and Facilities Authority, Baptist Memorial Health Care Corp. Series B2, Rev., VRDO, 0.50%, 6/1/2020 (c)	665	665

Housing — 0.6%
Mississippi Home Corp., Home Ownership Mortgage Series A, Rev., GNMA COLL, 4.50%, 12/1/2031	50	50

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Mississippi Home Corp., Single Family Mortgage Series 2019A, Rev., GNMA/FNMA/FHLMC, 4.00%, 12/1/2048	1,480	1,622

		1,672

Total Mississippi		2,337

Missouri — 1.7%
Hospital — 0.4%
Health and Educational Facilities Authority of the State of Missouri, Mercy Health Series A, Rev., 5.00%, 6/1/2031	1,000	1,250

Housing — 1.3%
Missouri Housing Development Commission, First Place Homeownership Loan Program Series 2020A, Rev., GNMA/FNMA/FHLMC, 3.50%, 11/1/2050	2,000	2,173
Missouri Housing Development Commission, Single Family Mortgage, First Place Homeownership Loan Program Series 2106B, Rev., AMT, GNMA/FNMA/FHLMC COLL, 3.50%, 5/1/2041	1,210	1,275

		3,448

Total Missouri		4,698

Nebraska — 0.7%
Hospital — 0.7%
Madison County Hospital Authority No. 1, Faith Regional Health Services Project
Rev., 5.00%, 7/1/2030	1,020	1,161
Rev., 5.00%, 7/1/2031	720	812

		1,973

Total Nebraska		1,973

Nevada — 0.5%
Hospital — 0.5%
City of Carson, Carson Tahoe Regional Healthcare Project
Rev., 5.00%, 9/1/2026	555	635
Rev., 5.00%, 9/1/2029	620	698

		1,333

Total Nevada		1,333

New Hampshire — 1.9%
Education — 1.9%
City of Manchester, School Facilities
Rev., NATL-RE, 5.50%, 6/1/2024	3,545	4,249
Rev., NATL-RE, 5.50%, 6/1/2027	900	1,177

		5,426

Total New Hampshire		5,426

New Jersey — 3.9%
Education — 1.4%
New Jersey Educational Facilities Authority, Green Bonds
Series 2020A, Rev., 5.00%, 7/1/2033	350	409
Series 2020A, Rev., 5.00%, 7/1/2034	280	326
New Jersey Higher Education Student Assistance Authority Series A, Rev., 5.00%, 12/1/2024	1,100	1,271
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Series 1A, Rev., AMT, 5.00%, 12/1/2024	1,750	1,991

		3,997

General Obligation — 0.5%
Egg Harbor Township School District GO, AGM, 5.75%, 7/15/2024	1,215	1,476

Hospital — 1.1%
New Jersey Health Care Facilities Financing Authority, University Hospital Issue
Series A, Rev., AGM, 5.00%, 7/1/2022	1,000	1,043
Series A, Rev., AGM, 5.00%, 7/1/2023	820	870
Series A, Rev., AGM, 5.00%, 7/1/2026	1,095	1,188

		3,101

Housing — 0.9%
New Jersey Housing and Mortgage Finance Agency, Multi-Family, Riverside Senior Apartments Project Series 2019D, Rev., 1.35%, 6/1/2022 (c)	1,000	1,014
New Jersey Housing and Mortgage Finance Agency, Oceanport Gardens Series C, Rev., VRDO, 1.58%, 6/1/2022 (c)	365	365
New Jersey Housing and Mortgage Finance Agency, Single Family Housing Series 2018A, Rev., 4.50%, 10/1/2048	1,035	1,156

		2,535

Total New Jersey		11,109

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New Mexico — 0.5%
Housing — 0.5%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series 2019C, Class I, Rev., GNMA/FNMA/FHLMC, 4.00%, 1/1/2050	1,225	1,348

New York — 4.4%
Education — 0.5%
New York State Dormitory Authority, Montefiore Obligated Group Series 2020A, Rev., 5.00%, 9/1/2027	1,325	1,532

General Obligation — 0.7%
Johnson City Central School District GO, BAN, 2.00%, 8/7/2020	1,000	1,002
Tioga Central School District GO, BAN, 2.00%, 8/14/2020	1,000	1,002

		2,004

Housing — 0.8%
New York Mortgage Agency Rev., AMT, 5.00%, 4/1/2028	35	36
New York Mortgage Agency, Homeowner Mortgage
Series 197, Rev., 3.50%, 10/1/2044	1,015	1,071
Series 195, Rev., 4.00%, 10/1/2046	985	1,049

		2,156

Transportation — 2.0%
Metropolitan Transportation Authority Series 2019C, Rev., BAN, 4.00%, 7/1/2020	450	450
Metropolitan Transportation Authority, Dedicated Tax Fund Series A, Rev., 5.00%, 11/15/2029	1,000	1,066
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2025	1,750	1,772
Port Authority of New York and New Jersey, Consolidated, 194th Series Series 194, Rev., 5.00%, 10/15/2030	2,000	2,350

		5,638

Water & Sewer — 0.4%
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series FF, Rev., 5.00%, 6/15/2031	1,000	1,195

Total New York		12,525

North Carolina — 1.1%
Education — 0.3%
University of North Carolina at Charlotte (The)
Series 2020A, Rev., 5.00%, 10/1/2025	85	103
Series 2020A, Rev., 5.00%, 10/1/2026	500	622
Series 2020A, Rev., 5.00%, 10/1/2027	200	254

		979

Housing — 0.3%
North Carolina Housing Finance Agency Series 43, Rev., GNMA/FNMA/FHLMC, 4.00%, 7/1/2050	670	745

Other Revenue — 0.5%
County of Randolph, Limited Obligation Series B, Rev., 5.00%, 10/1/2026	1,000	1,262

Total North Carolina		2,986

North Dakota — 1.8%
Housing — 1.1%
North Dakota Housing Finance Agency, Home Mortgage Finance Program
Series F, Rev., AMT, 4.50%, 1/1/2035	85	85
Series 2016D, Rev., 3.50%, 7/1/2046	390	413
Series D, Rev., 4.00%, 7/1/2046	1,155	1,222
Series 2017D, Rev., FHA, 4.00%, 1/1/2048	1,210	1,302

		3,022

Utility — 0.7%
McLean County, Solid Waste Facilities, Great River Energy Project Series A, Rev., 4.88%, 7/1/2026	2,000	2,001

Total North Dakota		5,023

Ohio — 4.7%
Education — 0.6%
Ohio Higher Educational Facility Commission, Case Western Reserve University Project
Series 2019C, Rev., 1.63%, 12/1/2026 (c)	500	498
Series 2019B, Rev., 5.00%, 12/1/2031	750	945
University of Akron (The), General Receipts Series 2019A, Rev., 5.00%, 1/1/2030	310	397

		1,840

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
General Obligation — 0.7%
Lakota Local School District Series A, GO, NATL-RE, 5.25%, 12/1/2025	1,500	1,878

Housing — 0.3%
Ohio Housing Finance Agency, Single Family Mortgage Series 2016D, Rev., GNMA/FNMA/FHLMC, 4.00%, 3/1/2047	755	807

Industrial Development Revenue/Pollution Control Revenue — 2.0%
Ohio Water Development Authority, Water Pollution Control Loan Fund
Series 2019A, Rev., 5.00%, 6/1/2029	2,645	3,576
Series B, Rev., 5.00%, 12/1/2029	1,615	1,988

		5,564

Other Revenue — 0.4%
Ohio Housing Finance Agency, Mortgage-Backed Securities Program Series 2020A, Rev., GNMA/FNMA/FHLMC, 3.75%, 9/1/2050	1,000	1,105

Utility — 0.7%
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2020A, Rev., 5.00%, 2/15/2026	855	1,052
American Municipal Power, Inc., Solar Electricity Prepayment Project Series 2019A, Rev., 5.00%, 2/15/2035	825	1,036

		2,088

Total Ohio		13,282

Oklahoma — 0.1%
Housing — 0.1%
Oklahoma Housing Finance Agency Rev., 1.60%, 1/1/2022 (c)	200	202

Other Revenue — 0.0% (e)
IDK Partners III Trust, Mortgage Pass-Through Certificates Series 1999A, Class A, Rev., 5.10%, 8/1/2023 ‡	6	6

Total Oklahoma		208

Oregon — 0.1%
Housing — 0.1%
Oregon State Housing and Community Services Department, Single Family Mortgage Program Series B, Rev., AMT, 5.00%, 7/1/2030	300	309

Other — 0.3%
Housing — 0.3%
Multi-Family Housing, Bond Pass-Through Certificates, Grand Reserve Apartments Series 8, Rev., 5.95%, 11/1/2023 (c)	965	966

Pennsylvania — 4.4%
Education — 0.9%
Pennsylvania Higher Educational Facilities Authority Rev., 4.00%, 8/15/2034	175	203
Pennsylvania State University (The)
Series 2020E, Rev., 5.00%, 3/1/2029	710	946
Series 2020E, Rev., 5.00%, 3/1/2030	290	394
Series 2020E, Rev., 5.00%, 3/1/2031	710	957

		2,500

Hospital — 0.3%
Allegheny County Hospital Development Authority, Medical Center Series 2019A, Rev., 5.00%, 7/15/2033	600	721

Housing — 0.6%
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 121, Rev., 3.50%, 10/1/2046	1,175	1,238
Series 122, Rev., AMT, 4.00%, 10/1/2046	375	402

		1,640

Industrial Development Revenue/Pollution Control Revenue — 2.6%
Chester County Industrial Development Authority, Longwood Gardens Project
Rev., 4.00%, 12/1/2023	500	563
Rev., 4.00%, 12/1/2024	345	400
Rev., 4.00%, 12/1/2025	250	296
Rev., 4.00%, 12/1/2026	250	303
Rev., 5.00%, 12/1/2027	200	262
Rev., 5.00%, 12/1/2035	175	225
Rev., 5.00%, 12/1/2036	185	237
Rev., 5.00%, 12/1/2037	200	256
Philadelphia Authority for Industrial Development, City Service Agreement, Affordable Housing Preservation Programs Project
Rev., 5.00%, 12/1/2023	2,020	2,326
Rev., AGM, 5.00%, 12/1/2026	1,550	1,947
Rev., AGM, 5.00%, 12/1/2027	680	861

		7,676

Total Pennsylvania		12,537

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
South Carolina — 0.8%
Housing — 0.4%
South Carolina State Housing Finance and Development Authority
Series A, Rev., 4.00%, 1/1/2047	290	309
Series B, Rev., FHA, GNMA/FNMA/FHLMC, 4.00%, 7/1/2047	715	766

		1,075

Other Revenue — 0.4%
Town of Hilton Head Island, Beach Preservation Fee Pledge Rev., 5.00%, 8/1/2026	1,000	1,218

Total South Carolina		2,293

South Dakota — 2.2%
Housing — 2.2%
South Dakota Housing Development Authority, Homeownership Mortgage
Series 2015D, Rev., 4.00%, 11/1/2045	1,315	1,401
Series A, Rev., 4.00%, 5/1/2049	2,020	2,216
Series 2020A, Rev., 3.75%, 11/1/2050	2,500	2,744

		6,361

Total South Dakota		6,361

Tennessee — 0.9%
Hospital — 0.3%
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2049	1,000	859

Housing — 0.6%
Tennessee Housing Development Agency, Residential Finance Program
Series 2B, Rev., AMT, 4.00%, 7/1/2043	145	152
Rev., 3.50%, 1/1/2048	1,455	1,542

		1,694

Total Tennessee		2,553

Texas — 6.3%
Education — 0.9%
Brazos Higher Education Authority, Inc., Student Loan Program
Series 2020-1A, Rev., AMT, 5.00%, 4/1/2025	350	408
Series 2020-1A, Rev., AMT, 5.00%, 4/1/2026	500	594
Clifton Higher Education Finance Corp., Idea Public Schools Rev., PSF-GTD, 4.00%, 8/15/2030	1,300	1,614

		2,616

General Obligation — 1.8%
Boerne School District GO, PSF-GTD, 5.00%, 2/1/2029	1,000	1,339
Clear Creek Independent School District Series B, GO, PSF-GTD, 1.35%, 8/15/2022 (c)	500	507
Northside Independent School District GO, PSF-GTD, 1.60%, 8/1/2024 (c)	350	362
Pasadena Independent School District Series B, GO, PSF-GTD, 1.50%, 8/15/2024 (c)	750	774
Pflugerville Independent School District Series A, GO, PSF-GTD, 2.25%, 8/15/2022 (c)	1,200	1,245
State of Texas, Water Financial Assistance Series 2015D, GO, 5.00%, 5/15/2033	450	538

		4,765

Hospital — 0.3%
Irving Hospital Authority, Baylor Scott and White Medical Center
Series 2017A, Rev., 5.00%, 10/15/2026	250	301
Series 2017A, Rev., 5.00%, 10/15/2027	500	599

		900

Housing — 0.5%
Texas Department of Housing and Community Affairs, Residential Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2029	145	148
Texas State Affordable Housing Corp., Single Family Mortgage, Heroes Home Loan Program Series 2019A, Rev., GNMA COLL, 4.25%, 3/1/2049	1,200	1,332

		1,480

Other Revenue — 0.4%
Midtown Redevelopment Authority, Tax Increment
Rev., 4.00%, 1/1/2031	365	444
Rev., 4.00%, 1/1/2032	500	598

		1,042

Transportation — 1.6%
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/2046	1,000	1,070
Dallas Area Rapid Transit, Senior Lien Series A, Rev., 5.00%, 12/1/2032	2,800	3,350

		4,420

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Water & Sewer — 0.8%
City of Austin, Water and Wastewater System Rev., 5.00%, 11/15/2027	665	866
Texas Water Development Board, State Water Implementation Series 2019A, Rev., 5.00%, 4/15/2023	1,300	1,477

		2,343

Total Texas		17,566

Utah — 2.9%
Housing — 1.6%
Utah Housing Corp., Single Family Mortgage Series D-2, Class III, Rev., FHA, 4.00%, 1/1/2045	1,125	1,196
Utah State Board of Regents, Student Fee and Housing System Rev., NATL-RE, 5.25%, 4/1/2023	3,245	3,601

		4,797

Other Revenue — 0.5%
Utah Transit Authority, Sales Tax Series C, Rev., AGM, 5.25%, 6/15/2029	970	1,307

Utility — 0.8%
Utah Associated Municipal Power System, Horse Butte Wind Project Series 2017B, Rev., 5.00%, 9/1/2033	1,700	2,128

Total Utah		8,232

Vermont — 2.2%
Education — 1.8%
Vermont Student Assistance Corp., Education Loan
Series A, Rev., AMT, 5.00%, 6/15/2023	1,000	1,101
Series 2016A, Rev., AMT, 5.00%, 6/15/2024	1,400	1,579
Series A, Rev., AMT, 5.00%, 6/15/2025	2,150	2,479

		5,159

Housing — 0.4%
Vermont Housing Finance Agency, Multiple Purpose
Series B, Rev., AMT, 4.13%, 11/1/2042	35	36
Series B, Rev., AMT, 3.75%, 11/1/2045	920	963

		999

Total Vermont		6,158

Washington — 4.6%
Education — 0.3%
Washington Higher Education Facilities Authority, Seattle Pacific University Project Series 2020A, Rev., 5.00%, 10/1/2035	710	812

Hospital — 0.8%
Washington Health Care Facilities Authority, Multicare Health System Series B, Rev., 5.00%, 8/15/2035	1,850	2,212

Housing — 1.4%
King County Housing Authority, Highland Village Project
Rev., 5.00%, 1/1/2027	125	156
Rev., 5.00%, 1/1/2028	125	160
Rev., 5.00%, 1/1/2029	125	162
Rev., 4.00%, 1/1/2031	330	402
Rev., 4.00%, 1/1/2034	500	592
Washington State Housing Finance Commission, Single Family Program
Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	260	272
Series 2N, Rev., GNMA/FNMA/FHLMC, 3.50%, 6/1/2047	2,060	2,179

		3,923

Other Revenue — 2.1%
FYI Properties, State of Washington District Project — Green Bonds Rev., 5.00%, 6/1/2039	5,000	6,057

Total Washington		13,004

Wisconsin — 2.9%
Education — 2.2%
Wisconsin Health and Educational Facilities Authority, Franciscan Sisters of Christian Charity Sponsored Ministries, Inc.
Series 2017A, Rev., 5.00%, 9/1/2022	520	557
Series 2017A, Rev., 5.00%, 9/1/2023	550	604
Series 2017A, Rev., 5.00%, 9/1/2024	580	652
Series 2017A, Rev., 5.00%, 9/1/2025	235	270
Series 2017A, Rev., 5.00%, 9/1/2026	385	448
Series 2017A, Rev., 5.00%, 9/1/2027	785	928
Wisconsin Health and Educational Facilities Authority, Lawrence University of Wisconsin
Rev., 4.00%, 2/1/2021	425	432
Rev., 4.00%, 2/1/2022	280	290
Rev., 4.00%, 2/1/2023	280	294

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc.
Series C, Rev., 5.00%, 2/15/2027	400	481
Series C, Rev., 5.00%, 2/15/2028	575	676
Series C, Rev., 5.00%, 2/15/2029	375	437

		6,069

Hospital — 0.7%
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc.
Rev., 5.00%, 7/1/2024	250	288
Rev., 5.00%, 7/1/2025	250	295
Wisconsin Health and Educational Facilities Authority, Milwaukee Regional Medical Center Thermal Service Rev., 5.00%, 4/1/2035	1,165	1,473

		2,056

Total Wisconsin		8,125

Wyoming — 0.3%
Other Revenue — 0.3%
Wyoming Community Development Authority Series 5, Rev., 4.00%, 12/1/2046	855	921

TOTAL MUNICIPAL BONDS (Cost $250,813)		261,539

	Shares (000)
SHORT-TERM INVESTMENTS — 7.0%
INVESTMENT COMPANIES — 7.0%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.16% (f) (g) (Cost $19,931)	19,921	19,937

Total Investments — 99.3% (Cost $270,744)		281,476
Other Assets Less Liabilities — 0.7%		2,073

Net Assets — 100.0%		283,549

Percentages indicated are based on net assets.

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BRRH	Boca Raton Regional Hospital
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
USD	United States Dollar
VRDO	Variable Rate Demand Obligation
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2020.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2020.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2020.
‡	Value determined using significant unobservable inputs.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds
Alabama
Utility	$—	$1,249	$—	$1,249
Alaska
Housing	—	662	—	662
Arizona
Education	—	2,098	—	2,098
Industrial Development Revenue/Pollution Control Revenue	—	241	—	241
Water & Sewer	—	2,542	—	2,542

Total Arizona	—	4,881	—	4,881

California
Hospital	—	485	—	485
Other Revenue	—	3,889	—	3889
Water & Sewer	—	1,342	—	1,342

Total California	—	5,716	—	5,716

Colorado
Certificate of Participation/Lease	—	907	—	907
Education	—	1,911	—	1,911
General Obligation	—	4,061	—	4,061
Housing	—	2,669	—	2,669

Total Colorado	—	9,548	—	9,548

Connecticut
Education	—	4,930	—	4,930
Hospital	—	233	—	233
Housing	—	5,705	—	5,705

Total Connecticut	—	10,868	—	10,868

Delaware
Hospital	—	2,556	—	2,556
Housing	—	148	—	148

Total Delaware	—	2,704	—	2,704

District of Columbia
Transportation	—	1,194	—	1,194
Water & Sewer	—	1,771	—	1,771

Total District of Columbia	—	2,965	—	2,965

Florida
Certificate of Participation/Lease	—	7,763	—	7,763
Hospital	—	2,344	—	2,344
Housing	—	86	—	86
Industrial Development Revenue/Pollution Control Revenue	—	931	—	931
Other Revenue	—	2,306	—	2,306
Utility	—	5,987	—	5,987
Water & Sewer	—	3,875	—	3,875

Total Florida	—	23,292	—	23,292

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Georgia
Hospital	$—	$1,617	$—	$1,617
Housing	—	1,636	—	1,636

Total Georgia	—	3,253	—	3,253

Guam
Water & Sewer	—	728	—	728
Illinois
General Obligation	—	5,063	—	5,063
Hospital	—	422	—	422
Housing	—	3,135	—	3,135
Other Revenue	—	1,652	—	1,652

Total Illinois	—	10,272	—	10,272

Indiana
Hospital	—	1,949	—	1,949
Housing	—	1,169	—	1,169
Industrial Development Revenue/Pollution Control Revenue	—	2,172	—	2,172
Other Revenue	—	3,212	—	3,212
Water & Sewer	—	1,382	—	1,382

Total Indiana	—	9,884	—	9,884

Iowa
Education	—	1,504	—	1,504
Housing	—	1,661	—	1,661

Total Iowa	—	3,165	—	3,165

Kentucky
Education	—	515	—	515
Hospital	—	2,325	—	2,325

Total Kentucky	—	2,840	—	2,840

Louisiana
Housing	—	8	—	8
Other Revenue	—	868	—	868

Total Louisiana	—	876	—	876

Maine
Housing	—	718	—	718
Other Revenue	—	464	—	464

Total Maine	—	1,182	—	1,182

Maryland
Housing	—	1,237	—	1,237
Other Revenue	—	1,999	—	1,999

Total Maryland	—	3,236	—	3,236

Massachusetts
Education	—	2,240	—	2,240
Housing	—	1,758	—	1,758
Water & Sewer	—	10,434	—	10,434

Total Massachusetts	—	14,432	—	14,432

Michigan
Education	—	687	—	687
Housing	—	806	—	806
Industrial Development Revenue/Pollution Control Revenue	—	954	—	954

Total Michigan	—	2,447	—	2,447

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Minnesota
Education	$—	$371	$—	$371
General Obligation	—	37	—	37
Hospital	—	1,280	—	1,280
Housing	—	4,378	—	4,378

Total Minnesota	—	6,066	—	6,066

Mississippi
Hospital	—	665	—	665
Housing	—	1,672	—	1,672

Total Mississippi	—	2,337	—	2,337

Missouri
Hospital	—	1,250	—	1,250
Housing	—	3,448	—	3,448

Total Missouri	—	4,698	—	4,698

Nebraska
Hospital	—	1,973	—	1,973
Nevada
Hospital	—	1,333	—	1,333
New Hampshire
Education	—	5,426	—	5,426
New Jersey
Education	—	3,997	—	3,997
General Obligation	—	1,476	—	1,476
Hospital	—	3,101	—	3,101
Housing	—	2,535	—	2,535

Total New Jersey	—	11,109	—	11,109

New Mexico
Housing	—	1,348	—	1,348
New York
Education	—	1,532	—	1,532
General Obligation	—	2,004	—	2,004
Housing	—	2,156	—	2,156
Transportation	—	5,638	—	5,638
Water & Sewer	—	1,195	—	1,195

Total New York	—	12,525	—	12,525

North Carolina
Education	—	979	—	979
Housing	—	745	—	745
Other Revenue	—	1,262	—	1,262

Total North Carolina	—	2,986	—	2,986

North Dakota
Housing	—	3,022	—	3,022
Utility	—	2,001	—	2,001

Total North Dakota	—	5,023	—	5,023

Ohio
Education	—	1,840	—	1,840
General Obligation	—	1,878	—	1,878
Housing	—	807	—	807
Industrial Development Revenue/Pollution Control Revenue	—	5,564	—	5,564
Other Revenue	—	1,105	—	1,105
Utility	—	2,088	—	2,088

Total Ohio	—	13,282	—	13,282

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Oklahoma
Housing	$—	$202	$—	$202
Other Revenue	—	—	6	6

Total Oklahoma	—	202	6	208

Oregon
Housing	—	309	—	309
Other
Housing	—	966	—	966
Pennsylvania
Education	—	2,500	—	2,500
Hospital	—	721	—	721
Housing	—	1,640	—	1,640
Industrial Development Revenue/Pollution Control Revenue	—	7,676	—	7,676

Total Pennsylvania	—	12,537	—	12,537

South Carolina
Housing	—	1,075	—	1,075
Other Revenue	—	1,218	—	1,218

Total South Carolina	—	2,293	—	2,293

South Dakota
Housing	—	6,361	—	6,361
Tennessee
Hospital	—	859	—	859
Housing	—	1,694	—	1,694

Total Tennessee	—	2,553	—	2,553

Texas
Education	—	2,616	—	2,616
General Obligation	—	4,765	—	4,765
Hospital	—	900	—	900
Housing	—	1,480	—	1,480
Other Revenue	—	1,042	—	1,042
Transportation	—	4,420	—	4,420
Water & Sewer	—	2,343	—	2,343

Total Texas	—	17,566	—	17,566

Utah
Housing	—	4,797	—	4,797
Other Revenue	—	1,307	—	1,307
Utility	—	2,128	—	2,128

Total Utah	—	8,232	—	8,232

Vermont
Education	—	5,159	—	5,159
Housing	—	999	—	999

Total Vermont	—	6,158	—	6,158

Washington
Education	—	812	—	812
Hospital	—	2,212	—	2,212
Housing	—	3,923	—	3,923
Other Revenue	—	6,057	—	6,057

Total Washington	—	13,004	—	13,004

Wisconsin
Education	—	6,069	—	6,069
Hospital	—	2,056	—	2,056

Total Wisconsin	—	8,125	—	8,125

JPMorgan Municipal Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2020 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Wyoming
Other Revenue	$—	$921	$—	$921

Total Municipal Bonds	—	261,533	6	261,539

Short-Term Investments
Investment Companies	19,937	—	—	19,937

Total Investments in Securities	$19,937	$261,533	$6	$281,476

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2020	Shares at May 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.16% (a) (b)	$13,683	$27,873	$21,622	$(3)	$6	$19,937	19,921	$14	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2020.